Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income before tax	$ (3,164)	$ 1,686	$ 1,557
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	397	907	800
Depreciation of right-of-use assets	812	866	828
Inventories written down	943	452
Written off of advance to suppliers		956
Impairment loss on advance to suppliers	223
Gain on disposal of property and equipment	(50)	(5,048)	(2)
Gain on disposal of Financial Assets available for sales	(3)
Gain on early termination on lease liability		(113)
Provision of impairment of trade receivables, net	474	145	193
Customer deposit forfeited	(70)
Loss on revaluation of quoted shares	35	22
Share based compensation	1,196
Change in operating assets and liabilities:
Accounts receivable	(1,275)	1,763	(2,644)
Inventories	(9,334)	3,631	940
Deposits, prepayments and other receivables	(7,650)	408	1,702
Accounts payable and accrued liabilities	2,037	(2,119)	1,964
Customer deposits	2,521	(2,826)	(4,387)
Income tax payable	(2)	(675)	(41)
Net cash (used in) provided by operating activities	(12,910)	55	910
Cash flows from investing activities:
Purchase of property and equipment	(598)	(1,955)	(817)
Proceeds from disposal of property and equipment	464	10,894	2
Investment in equity securities		(2,200)
Proceeds from (investment in) financial assets available for sales, net	160	71	(325)
Net cash generated from (used in) investing activities	26	6,810	(1,140)
Cash flows from financing activities:
Proceeds from bank borrowing	39,435
Repayment of bank borrowing	(31,781)	(7,369)	(105)
Proceeds from lease liabilities	5,720
Repayment of lease liabilities	(4,152)	(6,369)	(114)
Proceeds from shares issuance net of deferred offering costs		13,506
Payment of dividends		(10,524)	(77)
Loan from director		9,881
Net cash generated from (used in) financing activities	9,222	(875)	(296)
Effect on exchange rate change on cash and cash equivalents	(153)	80	(4)
Net change in cash and cash equivalent	(3,815)	6,070	(530)
BEGINNING OF THE YEAR	7,073	1,003	1,533
END OF THE YEAR	3,258	7,073	1,003
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	(18)	(675)	(40)
Cash refund for income taxes	18
Cash paid for interest	$ 803	$ 1,051	$ 748